Organization	6 Months Ended
Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
MIND Technology, Inc., a Delaware corporation (the “Company”), formerly Mitcham Industries, Inc., a Texas corporation, was incorporated in 1987. Effective August 3, 2020 the Company effectuated a reincorporation to the state of Delaware. Concurrent with the reincorporation the name of the Company was changed to MIND Technology, Inc. and the number of shares of common stock and preferred stock authorized for issuance was increased. See
Note 15—“Corporate
 Restructuring”, to the condensed consolidated financial statements.
The Company, through its wholly owned subsidiaries, Seamap Pte Ltd, MIND Maritime Acoustics, LLC (formerly Seamap USA, LLC), Seamap (Malaysia) Sdn Bhd and Seamap (UK) Ltd (collectively “Seamap”), and its wholly owned subsidiary, Klein Marine Systems, Inc. (“Klein”), designs, manufactures and sells a broad range of proprietary products for the seismic, hydrographic and offshore industries with product sales and support facilities based in Singapore, Malaysia, the United Kingdom and the states of New Hampshire and Texas. Prior to July 31, 2020, the Company, through its wholly owned Canadian subsidiary, Mitcham Canada, ULC (“MCL”), its wholly owned Hungarian subsidiary, Mitcham Europe Ltd. (“MEL”), and its branch operations in Colombia, provided full-service equipment leasing, sales and service to the seismic industry worldwide (the “Leasing Business”). Effective July 31, 2020, the Leasing Business has been classified as held for sale on the financial results reported as discontinued operations (see
Note 3—“Assets
 Held for Sale and Discontinued Operations” for additional details). All intercompany transactions and balances have been eliminated in consolidation.
The lingering impacts of the global pandemic and emerging supply chain disruptions have created uncertainty in the global economy which could have a material adverse effect on the Company’s business, financial position, results of operations and liquidity. In addition, the Company has a history of operating losses and has had negative cash from operating activities. However, as of July 31, 2021, the Company has no funded debt or obligations containing financial covenants, working capital of approximately $16.1 million, including cash of approximately $2.1 million, backlog of firm orders of approximately $11.7 million, the ability, and plans, to reduce costs to maintain positive cash flow, additional equity available to raise further capital, and lease pool equipment being actively marketed for sale. Based on these factors, management expects the Company to continue to meet its obligations as they arise over the next twelve months.